Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Income Taxes [Line Items]
Valuation allowance for deferred tax assets				$ 10,085
Income tax liability				13,700	¥ 100,000
PRC [Member]
Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Net operating losses carryforwards				$ 10,085
Description of expiration date	2026 through 2030
Inland Revenue, Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Applicable tax rate	8.25%
Profits amount	$ 2,000,000
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%
Profits amount	$ 2,000,000
PRC [Member]
Income Taxes [Line Items]
Applicable tax rate	25.00%
Percentage of uniform rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Income Taxes [Line Items]
Applicable tax rate	15.00%